Nature of Operations and liquidity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Subsequent Event [Line Items]
Entity incorporation date of incorporation		Feb. 09, 2023			Feb. 09, 2023
Cash	$ 1,723,646	$ 1,723,646		$ 139,527	$ 134,657
Proceeds from issuance of SAFE liabilities		1,695,000		150,000
Accumulated deficit	614,118	614,118		2,168	18,366
Net loss		$ 595,752	$ (99)	$ 2,168	16,198
Safe liabilities					$ 1,695,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of SAFE liabilities	$ 1,695,000